Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	$ 45,612 [1]
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	37,569
Additions	12,873
Depreciation expense	(4,578)
Translation adjustments	(252)
Ending balance	45,612
Gross value at end of period	50,328
Accumulated depreciation at end of period	(4,716)
Building lease [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	36,061
Additions	11,357
Depreciation expense	(4,058)
Translation adjustments	(248)
Ending balance	43,112
Gross value at end of period	47,175
Accumulated depreciation at end of period	(4,063)
Office and laboratory equipment [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,508
Additions	1,516
Depreciation expense	(520)
Translation adjustments	(4)
Ending balance	2,500
Gross value at end of period	3,153
Accumulated depreciation at end of period	$ (653)

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.